Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000
Previously Paid Amount	0
Total Fee Amount	53,585
Total Offset Amount	0
Net Fee	$ 53,585